S000088119 [Member] Annual Fund Operating Expenses - Morgan Stanley Pathway Large Cap Equity ETF - Morgan Stanley Pathway Large Cap Equity ETF	Aug. 31, 2025	[2]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[1]
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	(0.24%)	[1]
Net Expenses (as a percentage of Assets)	0.39%	[1]

[1]	CGAS (defined herein) has contractually agreed to waive fees and reimburse expenses in order to keep the Fund’s management fees from exceeding the total amount of sub‑advisory fees paid by CGAS plus 0.20% based on average net assets. This contractual waiver will only apply if the Fund’s total management fees exceed the total amount of sub‑advisory fees paid by CGAS plus 0.20% and will not affect the Fund’s total management fees if they are less than such amount. This fee waiver and/or reimbursement will continue for at least one year from the date of this prospectus or until such time as the Board of Trustees acts to discontinue all or a portion of such waiver and/or reimbursement when they deem such action is appropriate.
[2]	The Morgan Stanley Annual Advisory Program Fees are only applicable to shareholders who own shares of the Fund through a Morgan Stanley-sponsored investment advisory program.